Disclosure Of Foreign Currency Financial Assets And Liabilities (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)
IfrsStatementLineItems [Line Items]
Cash - USD | ₪		₪ 192,351		₪ 193,214
Investment | ₪		157
Other receivables - USD | ₪		₪ 97,375		₪ 33,244
Class of Liabilities [Member]
IfrsStatementLineItems [Line Items]
Cash - USD
Other receivables - USD
Class of Liabilities [Member] | F.O.R.E Biotherapeutics Ltd [Member]
IfrsStatementLineItems [Line Items]
Investment
Class of Liabilities [Member] | Cavnox Ltd [Member]
IfrsStatementLineItems [Line Items]
Investment
Class of Assets [Member]
IfrsStatementLineItems [Line Items]
Cash - USD	17,302		72,497
Other receivables - USD	2,899		7,464
Class of Assets [Member] | F.O.R.E Biotherapeutics Ltd [Member]
IfrsStatementLineItems [Line Items]
Investment	1,600		1,600
Class of Assets [Member] | Cavnox Ltd [Member]
IfrsStatementLineItems [Line Items]
Investment	$ 965		$ 965